Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	STEMTECH CORPORATION
Entity Central Index Key	0001511820
Entity Tax Identification Number	87-2151440
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	10370 USA Today Way
Entity Address, City or Town	Miramar
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33025
City Area Code	954
Local Phone Number	715-6000
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false